Certain Relationships and Related Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Certain Relationships and Related Transactions	13. Certain Relationships and Related Transactions We did not participate in any related person transactions during the three-month period ended March 31, 2022 or 2021.

17. Certain Relationships and Related Transactions

Certain Relationships and Related Transactions

The following is a summary of the related person transactions that Intellinetics has participated in at any time during the reporting period.

Notes Payable – Related Parties

See Note 10 for a summary of notes issued to related parties and the subsequent conversion of such related party notes into shares of our common stock on March 2, 2020.

2020 Private Placement

The following related persons participated as investors a private placement of our securities, on the same terms as all other investors participating in the offering. We issued and sold (i) shares of common stock, at a price of $4.00 per share and (ii) units, with each unit consisting of $1,000 in 12% subordinated notes and 40 shares. The principal amount of the 12% subordinated notes, together with any accrued and unpaid interest thereon, become due and payable on February 28, 2023.

Name of Investor	Relationship to Intellinetics	Number of Shares Purchased	Date of Transaction
Michael N. Taglich	Beneficially owns more than 5% of the common stock of Intellinetics.	148,750	03/02/2020
Robert F. Taglich	Beneficially owns more than 5% of the Common Stock of Intellinetics.	118,750	03/02/2020
Robert C. Schroeder	Former Director and Former Chairman of the Board of Intellinetics	5,000	03/02/2020
James F. DeSocio	President and Chief Executive Officer; Director of Intellinetics	7,500	03/02/2020
Joseph D. Spain	Chief Financial Officer of Intellinetics	2,000	03/02/2020

Promoters and Certain Control Persons

William M. Cooke, a director of Intellinetics, is the Vice President of Investment Banking at Taglich Brothers, Inc. Robert F. Taglich and Michael N. Taglich, each beneficial owners of more than 5% of our common stock, are also both principals of Taglich Brothers, Inc.

We retained Taglich Brothers, Inc. on an exclusive basis to render financial advisory and investment banking services to us in connection with our acquisition of Graphic Sciences. Pursuant to an Engagement Agreement, dated April 15, 2019, we paid Taglich Brothers, Inc. a success fee of $300,000 as a result of the successful completion of the acquisition of Graphic Sciences, Inc.

We retained Taglich Brothers, Inc., as the exclusive placement agent for the 2020 private placement, as described above, pursuant to a Placement Agent Agreement. In connection with the 2020 private placement, we paid Taglich Brothers, Inc. $440,000, which represented an 8% commission based upon the gross proceeds of the 2020 private placement. In addition, for its services in the 2020 private placement, Taglich Brothers, Inc. was issued warrants to purchase 95,500 shares of common stock, which amount is equal to 10% of the shares and unit shares sold in the 2020 private placement, which have an exercise price of $4.00 per share of common stock, are exercisable for a period of five years, contain customary cashless exercise and anti-dilution protection rights and are entitled to piggy-back registration rights.

We retained Taglich Brothers, Inc. as the exclusive placement agent for the 2020 note conversion, as described above in Note 10 (Notes Payable – Related Parties), pursuant to the Placement Agent Agreement. In connection with the 2020 note conversion, we issued 35,250 shares of common stock to Taglich Brothers, Inc., which, based on the conversion price of $4.00 per share, was equal to 3% of the original principal amount of the converted notes.